Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 28, 2024	Dec. 30, 2023	Dec. 31, 2022	Jan. 01, 2022	Jan. 02, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

As required by Section 953(a) of the Dodd‐Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S‐K, we are providing the following information about the relationship between executive compensation actually paid and certain financial performance of the Company.

Pay Versus Performance Table

					Year-end value of $100 invested on 12/28/2019 in:
Year	Summary Compensation Table Total for CEO(1) $	Compensation Actually Paid t CEO (1)(2)(3) $	Average Summary Compensation Table Total for Non-CEO NEOs $	Average Compensation Actually Paid to Non-CEO NEOs (2)(3)(4) $	STKL $	Compensation Benchmarking Peer Group (5) $	Net Income (Loss) (6) (in millions) $	Adj. EBITDA (6) (in millions) $
2024	6,137,477	8,260,600	1,309,836	1,433,893	313.65	104.05	(11.5)	88.7
2023	3,902,874	(2,637,097)	1,259,170	179,758	219.68	93.60	(25.2)	75.9
2022	7,772,493	10,848,150	1,540,234	2,464,977	338.96	82.53	(6.4)	82.1
2021	2,342,370	(3,036,263)	1,214,868	89,155	279.12	102.92	(1.2)	60.6
2020	2,679,692	33,746,240	1,396,512	4,841,175	468.67	117.14	82.4	58.7

(1) Our CEO was Brian Kocher for 2024 and Joseph Ennen for all other years in the table above.

(2) Deductions from, and additions to, total compensation in the Summary Compensation Table by year to calculate Compensation Actually Paid include:

	Kocher	Ennen
	2024	2023	2022	2021	2020
CEO	$	$	$	$	$
Total Compensation from Summary Compensation Table	6,137,477	3,902,874	7,772,493	2,342,370	2,679,692

Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	(4,824,787)	(3,080,617)	(6,907,249)	(1,582,653)	(874,998)
Year-end fair value of unvested awards granted in the current year	6,947,910	1,462,402	10,816,607	280,412	3,733,536
Year-over-year difference of year-end fair values for unvested awards granted in prior years	-	(3,206,878)	926,983	(7,844,369)	24,110,031
Fair values at vest date for awards granted and vested in current year	-	-	-	-	-
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	-	(461,057)	(1,760,683)	3,767,977	4,097,979
Forfeitures during current year equal to prior year-end fair value	-	(1,253,737)	-	-	-
Dividends or dividend equivalents not otherwise included in total compensation	-	-	-	-	-
Total Adjustments for Equity Awards	2,123,123	(6,539,887)	3,075,657	(5,378,633)	31,066,548

Adjustments for clawback values*	-	(39,083)	-	-	-

Compensation Actually Paid (as calculated)	8,260,600	(2,676,097)	10,848,150	(3,036,263)	33,746,240

	2024	2023	2022	2021	2020
Average Non-CEO NEOs	$	$	$	$	$
Total Compensation from Summary Compensation Table	1,309,836	1,259,170	1,540,234	1,214,868	1,396,512

Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	(608,101)	(606,833)	(1,051,593)	(760,053)	(571,054)
Year-end fair value of unvested awards granted in the current year	631,621	288,415	1,612,152	171,193	1,989,110
Year-over-year difference of year-end fair values for unvested awards granted in prior years	135,519	(200,316)	117,132	(831,535)	1,696,965
Fair values at vest date for awards granted and vested in current year	-	-	-	-	-
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	20,972	(103,621)	249,776	294,681	329,642
Forfeitures during current year equal to prior year-end fair value	(55,954)	(451,996)	-	-	-
Dividends or dividend equivalents not otherwise included in total compensation	-	-	-	-	-
Total Adjustments for Equity Awards	124,056	(1,074,352)	927,467	(1,125,713)	3,444,663

Adjustments for clawback values*	-	(5,061)	(2,724)	-	-

Compensation Actually Paid (as calculated)	1,433,893	179,758	2,464,977	89,155	4,841,175

*For 2023 and 2022, Compensation Actually Paid was calculated to include the impact of the clawback value attributable to 2023 STIP and 2022 STIP to the extent this value has not already been adjusted in the Summary Compensation Table. The clawback values impacting this disclosure include:

Named Executive Officer	2023 Clawback Value	2022 Clawback Value
Joseph Ennen	$39,083	$28,904**
Scott Huckins	n/a	$13,072**
Greg Gaba	$4,828	n/a
Jill Barnett	$10,104	$7,463**
Chad Hagen	$7,014	n/a
Michael Buick	n/a	$10,896
Chris Whitehair	$8,420	$6,252**

**For those that earned above target on the 2022 STIP and received a portion of the award in cash, these recoupment values have already been reduced from the Non-Equity Incentive Plan Compensation column of our Summary Compensation Table and as such are not included in the table above detailing deductions from and additions to the Summary Compensation Table for purposes of calculating Compensation Actually Paid. See footnote 5 to our Summary Compensation Table and "Revision of Prior Period Financial Statements" above.

(3)  The following summarizes the valuation assumptions used for stock option awards included as part of Compensation Actually Paid:

- Expected life of each stock option is based on the "simplified method" using an average of the remaining vest and remaining term, as of the vest/FYE date

- Strike price is based on each grant date closing price and asset price is based on each vest/FYE closing price

- Risk free rate is based on the Treasury Constant Maturity rate closest to the remaining expected life as of the vest/FYE date

- Historical volatility is based on daily price history for each expected life (years) prior to each vest/FYE date.  Closing prices provided by S&P Capital IQ

(4)  Non-CEO NEOs reflect the average Summary Compensation Table total compensation and average Compensation Actually Paid for the following executives in the following years:

-2024: Greg Gaba, Jill Barnett, Chad Hagen, Justin Kobler, and Bryan Clark

-2023: Greg Gaba, Jill Barnett, Chris Whitehair, Chad Hagen, Michael Buick, and Scott Huckins

-2022, 2021, and 2020: Scott Huckins, Jill Barnett, Michael Buick, and Chris Whitehair

(5)  Reflects our peer group used for compensation benchmarking purposes in 2024 as discussed in the Compensation Discussion and Analysis. TSR for Whole Earth Brands, The Vita Coco Company, Vital Farms, BRC, and The Real Good Food Company is calculated using the date of their initial public offering on June 25, 2020, October 21, 2021, July 31, 2020, February 10, 2022, and November 5, 2021, respectively. TSR for Whole Earth Brands is calculated up to the date of their transaction on August 5, 2024. Had the peer group remained unchanged, TSR for 2024, 2023, 2022, 2021, and 2020 would have been $114.40, $100.24, $90.70, $113.78, and $131.46, respectively. Our prior peer group was comprised of the following companies: B&G Foods, BellRing Brands, Beyond Meat, Calavo Growers, Cal-Maine Foods, The Hain Celestial Group, J&J Snack Foods, John B. Sanfilippo & Son, Lancaster Colony, Seneca Foods, The Simply Good Foods Company, TreeHouse Foods, Utz Brands, and Vital Farms.

(6)  Values for net income (loss) and our most important metric for determining executive compensation, adjusted EBITDA, reflect revisions of prior period financial statements. For 2024 and 2023, net income (loss) and adjusted EBITDA reflect results from continuing operations only. Further, net loss and adjusted EBITDA figures for 2024 and 2023 reflect results from continuing operations only.

Financial Performance Measures

The most important financial performance measures used by the Company to link compensation actually paid to the Company's NEOs for the most recently completed fiscal year to the Company's performance are as follows:

  Adjusted EBITDA
  Total Shareholder Return
  Peer Group Total Shareholder Return
  Return on Invested Capital
  Revenue Compound Annual Growth Rate

In accordance with SEC rules, the Company is providing the following illustrations of the relationships between information presented in the Pay Versus Performance table above.  Further information regarding our executive compensation program is provided above under the heading "Compensation Discussion and Analysis".

Relationship Between Pay and Performance

The charts shown below present a graphical comparison of compensation actually paid to our CEO and the average compensation actually paid ("CAP") to our other NEOs set forth in the Pay Versus Performance Table above, as compared against the following performance measures: our (1) TSR, (2) peer group TSR, (3) net income, and (4) Adjusted EBITDA.

Company Selected Measure Name	Adj. EBITDA
Named Executive Officers, Footnote	Non-CEO NEOs reflect the average Summary Compensation Table total compensation and average Compensation Actually Paid for the following executives in the following years:

-2024: Greg Gaba, Jill Barnett, Chad Hagen, Justin Kobler, and Bryan Clark

-2023: Greg Gaba, Jill Barnett, Chris Whitehair, Chad Hagen, Michael Buick, and Scott Huckins

-2022, 2021, and 2020: Scott Huckins, Jill Barnett, Michael Buick, and Chris Whitehair

Peer Group Issuers, Footnote	Reflects our peer group used for compensation benchmarking purposes in 2024 as discussed in the Compensation Discussion and Analysis. TSR for Whole Earth Brands, The Vita Coco Company, Vital Farms, BRC, and The Real Good Food Company is calculated using the date of their initial public offering on June 25, 2020, October 21, 2021, July 31, 2020, February 10, 2022, and November 5, 2021, respectively. TSR for Whole Earth Brands is calculated up to the date of their transaction on August 5, 2024. Had the peer group remained unchanged, TSR for 2024, 2023, 2022, 2021, and 2020 would have been $114.40, $100.24, $90.70, $113.78, and $131.46, respectively. Our prior peer group was comprised of the following companies: B&G Foods, BellRing Brands, Beyond Meat, Calavo Growers, Cal-Maine Foods, The Hain Celestial Group, J&J Snack Foods, John B. Sanfilippo & Son, Lancaster Colony, Seneca Foods, The Simply Good Foods Company, TreeHouse Foods, Utz Brands, and Vital Farms.
PEO Total Compensation Amount	$ 6,137,477	$ 3,902,874	$ 7,772,493	$ 2,342,370	$ 2,679,692
PEO Actually Paid Compensation Amount	$ 8,260,600	(2,637,097)	10,848,150	(3,036,263)	33,746,240
Adjustment To PEO Compensation, Footnote
	Kocher	Ennen
	2024	2023	2022	2021	2020
CEO	$	$	$	$	$
Total Compensation from Summary Compensation Table	6,137,477	3,902,874	7,772,493	2,342,370	2,679,692

Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	(4,824,787)	(3,080,617)	(6,907,249)	(1,582,653)	(874,998)
Year-end fair value of unvested awards granted in the current year	6,947,910	1,462,402	10,816,607	280,412	3,733,536
Year-over-year difference of year-end fair values for unvested awards granted in prior years	-	(3,206,878)	926,983	(7,844,369)	24,110,031
Fair values at vest date for awards granted and vested in current year	-	-	-	-	-
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	-	(461,057)	(1,760,683)	3,767,977	4,097,979
Forfeitures during current year equal to prior year-end fair value	-	(1,253,737)	-	-	-
Dividends or dividend equivalents not otherwise included in total compensation	-	-	-	-	-
Total Adjustments for Equity Awards	2,123,123	(6,539,887)	3,075,657	(5,378,633)	31,066,548

Adjustments for clawback values*	-	(39,083)	-	-	-

Compensation Actually Paid (as calculated)	8,260,600	(2,676,097)	10,848,150	(3,036,263)	33,746,240

Non-PEO NEO Average Total Compensation Amount	$ 1,309,836	1,259,170	1,540,234	1,214,868	1,396,512
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,433,893	179,758	2,464,977	89,155	4,841,175
Adjustment to Non-PEO NEO Compensation Footnote
	2024	2023	2022	2021	2020
Average Non-CEO NEOs	$	$	$	$	$
Total Compensation from Summary Compensation Table	1,309,836	1,259,170	1,540,234	1,214,868	1,396,512

Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	(608,101)	(606,833)	(1,051,593)	(760,053)	(571,054)
Year-end fair value of unvested awards granted in the current year	631,621	288,415	1,612,152	171,193	1,989,110
Year-over-year difference of year-end fair values for unvested awards granted in prior years	135,519	(200,316)	117,132	(831,535)	1,696,965
Fair values at vest date for awards granted and vested in current year	-	-	-	-	-
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	20,972	(103,621)	249,776	294,681	329,642
Forfeitures during current year equal to prior year-end fair value	(55,954)	(451,996)	-	-	-
Dividends or dividend equivalents not otherwise included in total compensation	-	-	-	-	-
Total Adjustments for Equity Awards	124,056	(1,074,352)	927,467	(1,125,713)	3,444,663

Adjustments for clawback values*	-	(5,061)	(2,724)	-	-

Compensation Actually Paid (as calculated)	1,433,893	179,758	2,464,977	89,155	4,841,175

Equity Valuation Assumption Difference, Footnote	The following summarizes the valuation assumptions used for stock option awards included as part of Compensation Actually Paid:

- Expected life of each stock option is based on the "simplified method" using an average of the remaining vest and remaining term, as of the vest/FYE date

- Strike price is based on each grant date closing price and asset price is based on each vest/FYE closing price

- Risk free rate is based on the Treasury Constant Maturity rate closest to the remaining expected life as of the vest/FYE date

- Historical volatility is based on daily price history for each expected life (years) prior to each vest/FYE date.  Closing prices provided by S&P Capital IQ

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table

Financial Performance Measures

The most important financial performance measures used by the Company to link compensation actually paid to the Company's NEOs for the most recently completed fiscal year to the Company's performance are as follows:

  Adjusted EBITDA
  Total Shareholder Return
  Peer Group Total Shareholder Return
  Return on Invested Capital
  Revenue Compound Annual Growth Rate

Total Shareholder Return Amount	$ 313.65	219.68	338.96	279.12	468.67
Peer Group Total Shareholder Return Amount	104.05	93.6	82.53	102.92	117.14
Net Income (Loss)	$ (11,500,000)	$ (25,200,000)	$ (6,400,000)	$ (1,200,000)	$ 82,400,000
Company Selected Measure Amount	88,700,000	75,900,000	82,100,000	60,600,000	58,700,000
Additional 402(v) Disclosure	Values for net income (loss) and our most important metric for determining executive compensation, adjusted EBITDA, reflect revisions of prior period financial statements. For 2024 and 2023, net income (loss) and adjusted EBITDA reflect results from continuing operations only. Further, net loss and adjusted EBITDA figures for 2024 and 2023 reflect results from continuing operations only.
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 2
Pay vs Performance Disclosure
Name	Total Shareholder Return
Measure:: 3
Pay vs Performance Disclosure
Name	Peer Group Total Shareholder Return
Measure:: 4
Pay vs Performance Disclosure
Name	Return on Invested Capital
Measure:: 5
Pay vs Performance Disclosure
Name	Revenue Compound Annual Growth Rate
Principal Executive Officer, Brian Kocher [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 6,137,477
PEO Actually Paid Compensation Amount	8,260,600
Adjustment to Compensation, Amount	$ 2,123,123
PEO Name	Kocher
Principal Executive Officer, Brian Kocher [Member] | Adjustment For Grant Date Values In Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (4,824,787)
Principal Executive Officer, Brian Kocher [Member] | Year End Fair Value Of Unvested Awards Granted In Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,947,910
Principal Executive Officer, Brian Kocher [Member] | Year Over Year Difference Of Year End Fair Values For Unvested Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Principal Executive Officer, Brian Kocher [Member] | Fair Values At Vest Date For Awards Granted And Vested In Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Principal Executive Officer, Brian Kocher [Member] | Difference In Fair Values Between Prior Year End Fair Values And Vest Date Fair Values For Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Principal Executive Officer, Brian Kocher [Member] | Forfeitures During Current Year Equal To Prior Year End Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Principal Executive Officer, Brian Kocher [Member] | Dividends Or Dividend Equivalents Not Otherwise Included In Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Principal Executive Officer, Brian Kocher [Member] | Adjustments For Clawback Values [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0
Principal Executive Officer Joseph Ennen [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 3,902,874	$ 7,772,493	$ 2,342,370	$ 2,679,692
PEO Actually Paid Compensation Amount		(2,676,097)	10,848,150	(3,036,263)	33,746,240
Adjustment to Compensation, Amount		(6,539,887)	3,075,657	(5,378,633)	31,066,548
PEO Name	Ennen
Principal Executive Officer Joseph Ennen [Member] | Adjustment For Grant Date Values In Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(3,080,617)	(6,907,249)	(1,582,653)	(874,998)
Principal Executive Officer Joseph Ennen [Member] | Year End Fair Value Of Unvested Awards Granted In Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,462,402	10,816,607	280,412	3,733,536
Principal Executive Officer Joseph Ennen [Member] | Year Over Year Difference Of Year End Fair Values For Unvested Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(3,206,878)	926,983	(7,844,369)	24,110,031
Principal Executive Officer Joseph Ennen [Member] | Fair Values At Vest Date For Awards Granted And Vested In Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0	0
Principal Executive Officer Joseph Ennen [Member] | Difference In Fair Values Between Prior Year End Fair Values And Vest Date Fair Values For Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(461,057)	(1,760,683)	3,767,977	4,097,979
Principal Executive Officer Joseph Ennen [Member] | Forfeitures During Current Year Equal To Prior Year End Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,253,737)	0	0	0
Principal Executive Officer Joseph Ennen [Member] | Dividends Or Dividend Equivalents Not Otherwise Included In Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0	0
Principal Executive Officer Joseph Ennen [Member] | Adjustments For Clawback Values [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(39,083)	0	0	0
Named Executive Officers Non Chief Executive Officer [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 1,309,836	1,259,170	1,540,234	1,214,868	1,396,512
PEO Actually Paid Compensation Amount	1,433,893	179,758	2,464,977	89,155	4,841,175
Adjustment to Compensation, Amount	124,056	(1,074,352)	927,467	(1,125,713)	3,444,663
Named Executive Officers Non Chief Executive Officer [Member] | Adjustment For Grant Date Values In Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(608,101)	(606,833)	(1,051,593)	(760,053)	(571,054)
Named Executive Officers Non Chief Executive Officer [Member] | Year End Fair Value Of Unvested Awards Granted In Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	631,621	288,415	1,612,152	171,193	1,989,110
Named Executive Officers Non Chief Executive Officer [Member] | Year Over Year Difference Of Year End Fair Values For Unvested Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	135,519	(200,316)	117,132	(831,535)	1,696,965
Named Executive Officers Non Chief Executive Officer [Member] | Fair Values At Vest Date For Awards Granted And Vested In Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Named Executive Officers Non Chief Executive Officer [Member] | Difference In Fair Values Between Prior Year End Fair Values And Vest Date Fair Values For Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	20,972	(103,621)	249,776	294,681	329,642
Named Executive Officers Non Chief Executive Officer [Member] | Forfeitures During Current Year Equal To Prior Year End Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(55,954)	(451,996)	0	0	0
Named Executive Officers Non Chief Executive Officer [Member] | Dividends Or Dividend Equivalents Not Otherwise Included In Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Named Executive Officers Non Chief Executive Officer [Member] | Adjustments For Clawback Values [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ (5,061)	$ (2,724)	$ 0	$ 0